Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, the Company grants stock options to its employees, including the named executive officers. Stock options granted to new hire employees are generally granted effective as of the 10th day of the month immediately following the month of the employee’s commencement of employment with the Company, so long as such employee is still in service with the Company as of the date of grant. Non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial election or appointment to the Board of Directors and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy.” For annual employee stock options, the Company’s typical practice is to grant them on the 10th day of the month following the month in which the options are approved (if the 10th day of the month does not occur on a trading day for the Nasdaq Stock Market, then the grant occurs on the trading day immediately preceding the 10th day of the month).
New hire grants and grants pursuant to the Non-Employee Director Compensation Policy are made on predetermined grant dates pursuant to the Company’s Third Amended and Restated Equity Incentive Grant Policy and the Non-Employee Director Compensation Policy, respectively, regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. With respect to annual grants to our employees, because the Compensation Committee has a practice of generally granting stock options on the 10th day of the month following the month in which the options are approved, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
From time to time, the Company grants stock options to its employees, including the named executive officers. Stock options granted to new hire employees are generally granted effective as of the 10th day of the month immediately following the month of the employee’s commencement of employment with the Company, so long as such employee is still in service with the Company as of the date of grant. Non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial election or appointment to the Board of Directors and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy.” For annual employee stock options, the Company’s typical practice is to grant them on the 10th day of the month following the month in which the options are approved (if the 10th day of the month does not occur on a trading day for the Nasdaq Stock Market, then the grant occurs on the trading day immediately preceding the 10th day of the month).

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
New hire grants and grants pursuant to the Non-Employee Director Compensation Policy are made on predetermined grant dates pursuant to the Company’s Third Amended and Restated Equity Incentive Grant Policy and the Non-Employee Director Compensation Policy, respectively, regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. With respect to annual grants to our employees, because the Compensation Committee has a practice of generally granting stock options on the 10th day of the month following the month in which the options are approved, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false